Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.1% of Net Assets
	ABS Car Loan — 1.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,075,611
1,269,251	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,213,022
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	600,724
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,563,804
1,260,000	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,253,236
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	611,517
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	736,323
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,221,049
		13,275,286
	ABS Other — 0.5%
742,182	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	744,189
384,014	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	380,192
225,249	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	212,221
736,516	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	737,557
308,036	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	297,628
427,878	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	419,706
1,033,600	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	1,034,342
		3,825,835
	ABS Student Loan — 0.8%
1,143,200	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	1,071,714
358,101	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	328,799
1,285,164	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	1,131,817
3,065,260	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,666,320
655,654	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	592,219
		5,790,869
	Agency Commercial Mortgage-Backed Securities — 25.8%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,469,804
18,735,512	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,844,119
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,144,030
7,818,900	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,452,627
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$1,807,793	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.504%, 1/25/2028(b)	$1,792,152
4,949,701	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.504%, 8/25/2028(b)	4,914,942
12,451,163	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.524%, 9/25/2028(b)	12,376,668
1,236,319	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 30 day USD SOFR Average + 0.504%, 5.829%, 10/25/2025(b)	1,233,852
5,142,218	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 5.939%, 10/25/2026(b)	5,137,310
706,471	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.856%, 1/25/2027(b)	705,833
4,973,170	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 6.139%, 2/25/2027(b)	4,989,608
6,540,993	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 6.224%, 2/25/2027(b)	6,604,127
17,161,381	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 6.239%, 3/25/2030(b)	17,277,768
17,161,381	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.324%, 3/25/2030(b)	17,419,831
2,800,246	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 5.909%, 5/25/2030(b)	2,802,802
2,583,955	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.904%, 5/25/2030(b)	2,593,934
3,838,147	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 5.879%, 6/25/2030(b)	3,840,544
2,156,507	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.834%, 6/25/2030(b)	2,155,440
474,644	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 5.799%, 6/25/2027(b)	473,572

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$355,983	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.724%, 6/25/2027(b)	$354,293
470,676	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 5.739%, 7/25/2030(b)	468,676
395,965	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.644%, 7/25/2030(b)	393,012
127,978	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 5.739%, 8/25/2030(b)	127,355
341,160	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.654%, 8/25/2030(b)	338,717
508,155	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 5.729%, 8/25/2027(b)	506,825
453,768	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.644%, 8/25/2027(b)	451,531
368,500	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 5.719%, 10/25/2027(b)	367,240
442,438	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.634%, 10/25/2027(b)	438,907
2,123,790	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.574%, 12/25/2030(b)	2,102,571
5,811,793	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	5,722,275
7,713,721	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	7,521,796
5,822,169	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	5,575,845
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,325,831
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,670,429
8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 6.089%, 8/25/2029(b)	8,545,382
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 5.779%, 4/25/2030(b)	2,849,824
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.694%, 4/25/2030(b)	$3,123,750
381,668	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 30 day USD SOFR Average + 0.504%, 5.829%, 10/25/2045(b)	380,695
3,904,320	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,648,243
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,065,815
698,280	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 5.899%, 1/25/2027(b)	696,264
66,676	Government National Mortgage Association, Series 2003-72, Class Z, 5.420%, 11/16/2045(b)	65,922
		191,970,161
	Collateralized Mortgage Obligations — 8.9%
32,037	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	30,611
322,081	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	324,524
498,370	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	494,206
181,596	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	184,456
478,792	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.565%, 6/15/2048(b)(d)	431,229
330,628	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.035%, 12/15/2036(b)(c)(d)	323,251
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 0.000%, 6/15/2043(b)(c)	86,033
4,330	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.158%, 3/25/2044(b)(c)	3,721
217,851	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 6.353%, 10/25/2044(b)(c)	194,985
4,473	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.589%, 8/25/2042(b)(c)	4,074
432,947	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	434,192
241,644	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 6.087%, 7/25/2037(b)(c)	232,906
456,537	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.505%, 8/25/2038(b)	435,571
945,663	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 5.900%, 6/25/2042(b)(c)	918,882
1,094,165	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 6.000%, 6/25/2042(b)	1,079,772
2,586,871	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 5.960%, 8/25/2042(b)	2,547,547

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	$1,723,800
2,864,283	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 5.850%, 2/25/2045(b)	2,802,900
3,748,569	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 5.943%, 6/25/2050(b)	3,635,074
773,802	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 5.653%, 2/20/2035(b)(c)	762,072
599,585	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 5.973%, 10/20/2037(b)(c)	593,556
89,371	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 6.603%, 11/20/2059(b)(c)	88,748
281,529	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 5.767%, 10/20/2060(b)	280,553
256,337	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(b)	255,624
184,455	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 5.817%, 12/20/2060(b)	183,966
8,750	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 2/20/2061(b)(c)	8,663
1,697,745	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 5.703%, 9/20/2038(b)	1,693,316
87	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 5.500%, 5/20/2062(b)(c)	84
131,293	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 5.957%, 8/20/2062(b)(c)	129,760
8,949	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 5.937%, 10/20/2062(b)(c)	8,608
4,184	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 5.937%, 12/20/2062(b)(c)	4,037
374,186	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 3/20/2063(b)(c)	369,214
421,032	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 5.837%, 3/20/2063(b)	419,989
55,218	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 5.907%, 5/20/2063(b)(c)	54,567
2,228,708	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.939%, 7/20/2064(b)	2,226,028
2,075,496	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 7/20/2064(b)	2,072,948
1,199,008	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 5.909%, 2/20/2065(b)	1,197,314
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,354	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	$3,900
175,315	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 5.917%, 4/20/2065(b)	175,077
1,039,560	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	999,289
1,475	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 5.687%, 4/20/2065(b)(c)	1,417
764,111	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 5.667%, 5/20/2065(b)	760,753
17,392	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 5.737%, 7/20/2065(b)(c)	16,668
1,258	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.137%, 10/20/2065(b)(c)	1,214
2,382	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.117%, 8/20/2061(b)(c)	2,296
2,413,876	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 6.357%, 2/20/2066(b)	2,415,857
543,855	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.987%, 9/20/2066(b)	543,499
1,792,853	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 6.187%, 2/20/2067(b)	1,789,525
3,701,650	Government National Mortgage Association, Series 2018-H11, Class FJ, 1yr. USD SOFR + 0.795%, 5.805%, 6/20/2068(b)	3,680,740
55,193	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 5.787%, 9/20/2068(b)	55,009
6,028,991	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 5.857%, 9/20/2068(b)	5,966,092
5,638,645	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,165,354
323,565	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.630%, 8/20/2069(b)	323,030
1,441,095	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 5.844%, 4/20/2048(b)	1,395,104
2,788,344	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 5.894%, 5/20/2046(b)	2,616,769
846,550	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 5.680%, 1/20/2070(b)	842,377
2,950,013	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 6.037%, 1/20/2070(b)	2,949,921
3,321,029	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 5.937%, 6/20/2069(b)	3,315,321

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$5,030,256	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 6.087%, 4/20/2070(b)	$5,019,456
2,144,772	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 5.837%, 5/20/2070(b)	2,136,618
		66,412,067
	Hybrid ARMs — 1.9%
72,652	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.703%, 5.992%, 11/01/2038(b)	72,862
396,296	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.765%, 6.015%, 9/01/2035(b)	400,518
34,827	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.750%, 6.061%, 12/01/2037(b)	35,089
163,566	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.158%, 7/01/2033(b)	165,502
105,714	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.748%, 6.169%, 4/01/2037(b)	106,651
103,257	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.909%, 6.192%, 12/01/2034(b)	103,426
955,448	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.840%, 6.245%, 1/01/2046(b)	978,306
209,079	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.271%, 9/01/2038(b)	213,941
54,379	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 6.290%, 4/01/2036(b)	54,870
63,572	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.207%, 6.352%, 9/01/2038(b)	64,482
923,285	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.249%, 6.377%, 3/01/2037(b)	947,048
389,400	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.286%, 6.425%, 2/01/2036(b)	395,708
132,189	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.902%, 6.445%, 4/01/2037(b)	133,533
572,771	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.260%, 6.459%, 2/01/2036(b)	582,322
61,942	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.499%, 2/01/2035(b)	63,388
240,895	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.538%, 3/01/2036(b)	246,916
203,828	Federal Home Loan Mortgage Corp., 6 mo. RFUCC Treasury + 1.771%, 6.644%, 6/01/2037(b)	201,441
63,722	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.777%, 6.817%, 11/01/2038(b)	63,869
53,163	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.686%, 6.876%, 3/01/2038(b)	53,240
458,791	Federal Home Loan Mortgage Corp., 1 yr. RFUCC Treasury + 1.896%, 7.257%, 9/01/2041(b)	461,415
64,357	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.513%, 5.764%, 8/01/2035(b)	64,006
325,814	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.584%, 5.838%, 9/01/2037(b)	327,680
145,406	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.616%, 5.866%, 8/01/2038(b)	145,733
99,684	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.670%, 5.920%, 10/01/2033(b)	100,290
208,223	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.681%, 5.931%, 7/01/2038(b)	209,615
7,464	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 5.934%, 9/01/2036(b)	7,514
84,313	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.713%, 5.963%, 8/01/2034(b)	83,916
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$260,807	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.020%, 6/01/2037(b)	$266,053
111,560	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.037%, 6/01/2033(b)	113,697
342,676	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.555%, 6.048%, 7/01/2035(b)	348,664
656,546	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 10/01/2041(b)	675,359
107,661	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.050%, 12/01/2041(b)	108,225
70,076	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.732%, 6.057%, 11/01/2035(b)	71,966
33,112	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.728%, 6.073%, 1/01/2037(b)	33,392
495,447	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.550%, 6.161%, 4/01/2037(b)	507,023
164,872	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.734%, 6.188%, 2/01/2037(b)	166,423
698,233	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.219%, 11/01/2033(b)	710,719
430,876	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.705%, 6.220%, 9/01/2037(b)	442,827
122,312	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.223%, 8/01/2035(b)	124,743
99,857	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.672%, 6.256%, 11/01/2036(b)	101,120
46,799	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 6.266%, 8/01/2033(b)	47,890
96,366	Federal National Mortgage Association, 1 yr. CMT + 2.146%, 6.299%, 9/01/2034(b)	98,123
269,106	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.310%, 1/01/2036(b)	272,809
27,461	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.565%, 6.315%, 4/01/2037(b)	27,617
66,517	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.351%, 10/01/2033(b)	67,640
618,873	Federal National Mortgage Association, 1 yr. CMT + 2.176%, 6.375%, 12/01/2040(b)	634,712
561,556	Federal National Mortgage Association, 1 yr. CMT + 2.225%, 6.402%, 4/01/2034(b)	570,111
451,838	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.820%, 6.445%, 2/01/2047(b)	458,275
302,272	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.805%, 6.508%, 3/01/2037(b)	305,030
800,851	Federal National Mortgage Association, 1 yr. CMT + 2.216%, 6.516%, 10/01/2034(b)	822,271
71,020	Federal National Mortgage Association, 1 yr. CMT + 2.195%, 6.523%, 4/01/2034(b)	71,933
77,423	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.800%, 6.544%, 3/01/2034(b)	79,312
199,802	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.570%, 6/01/2036(b)	202,422
124,867	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 6.611%, 5/01/2035(b)	128,105
94,745	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.793%, 8/01/2036(b)	98,335
236,203	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 2.062%, 6.831%, 7/01/2037(b)	240,460
12,196	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 1.809%, 6.937%, 7/01/2041(b)	12,321
19,003	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.460%, 7.057%, 2/01/2037(b)	19,263

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$37,382	Federal National Mortgage Association, 1 yr. CMT + 2.212%, 7.086%, 4/01/2033(b)	$37,934
174,121	Federal National Mortgage Association, 6 mo. RFUCC Treasury + 1.544%, 7.231%, 7/01/2035(b)	176,230
56,028	Federal National Mortgage Association, 1 yr. RFUCC Treasury + 2.473%, 8.223%, 6/01/2035(b)	56,626
		14,380,911
	Mortgage Related — 0.7%
7,073	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	6,900
2,711	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2024	2,692
83,750	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	79,104
3,021	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2025	3,008
9,656	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	9,290
90,978	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	92,702
13	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	13
58,441	Federal National Mortgage Association, 3.000%, 3/01/2042	51,759
208,752	Federal National Mortgage Association, 5.000%, 7/01/2037	205,917
239,392	Federal National Mortgage Association, 5.000%, 2/01/2038	236,140
131,795	Federal National Mortgage Association, 5.500%, 3/01/2033	132,276
1,512	Federal National Mortgage Association, 6.500%, 7/01/2032	1,539
619	Federal National Mortgage Association, 6.500%, 1/01/2033	637
1,917	Federal National Mortgage Association, 6.500%, 10/01/2033	1,967
1,729	Federal National Mortgage Association, 6.500%, 10/01/2033	1,772
1,525	Federal National Mortgage Association, 6.500%, 10/01/2033	1,569
1,188	Federal National Mortgage Association, 6.500%, 12/01/2034	1,227
749	Federal National Mortgage Association, 6.500%, 2/01/2036	771
11,250	Federal National Mortgage Association, 6.500%, 11/01/2037	11,861
6,283	Federal National Mortgage Association, 7.500%, 7/01/2031	6,356
9,984	Federal National Mortgage Association, 7.500%, 9/01/2032	9,961
27,092	Government National Mortgage Association, 4.140%, 12/20/2061(b)	26,084
81,016	Government National Mortgage Association, 4.140%, 7/20/2063(b)	78,149
16,935	Government National Mortgage Association, 4.302%, 1/20/2064(b)	16,648
14,130	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,861
1,434,418	Government National Mortgage Association, 4.430%, 10/20/2065(b)	1,403,495
141,835	Government National Mortgage Association, 4.476%, 11/20/2063(b)	139,852
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$416,213	Government National Mortgage Association, 4.537%, 2/20/2066(b)	$408,350
1,721	Government National Mortgage Association, 4.572%, 8/20/2062(b)	1,672
3,219	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,134
3,345	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,198
1,279	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,240
5,449	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,246
7,604	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,224
7,360	Government National Mortgage Association, 4.700%, 6/20/2063(b)	6,947
1,396	Government National Mortgage Association, 4.798%, 4/20/2061(b)	1,364
3,926	Government National Mortgage Association, 6.000%, 12/15/2031	4,084
16,274	Government National Mortgage Association, 6.500%, 5/15/2031	16,766
11,941	Government National Mortgage Association, 7.000%, 10/15/2028	12,017
374,671	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.828%, 7.155%, 2/20/2061(b)	384,031
485,090	Government National Mortgage Association, 1 mo. RFUCC Treasury + 1.890%, 7.324%, 2/20/2063(b)	494,707
344,741	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.161%, 7.595%, 3/20/2063(b)	354,717
298,675	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.172%, 7.608%, 5/20/2065(b)	305,187
387,897	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.189%, 7.624%, 6/20/2065(b)	397,805
230,910	Government National Mortgage Association, 1 mo. RFUCC Treasury + 2.310%, 7.745%, 2/20/2063(b)	235,773
		5,179,012
	Non-Agency Commercial Mortgage-Backed Securities — 3.5%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,378,096
740,100	Bank, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	767,724
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.584%, 10/15/2037(a)(b)	3,891,766
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.854%, 12/15/2038(a)(b)	1,782,732
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.329%, 5/15/2039(a)(b)	4,683,793
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,662,538
951,889	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	915,771
1,185,155	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	1,168,459
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.594%, 10/15/2043(a)(b)	2,448,053
1,633,913	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	1,610,975

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 6.879%, 2/15/2039(a)(b)	$3,266,741
2,995,449	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	2,138,173
		25,714,821
	Treasuries — 51.2%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,515,642
3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,448,899
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	67,055,603
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,228,201
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,476,557
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,264,285
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,127,389
42,930,000	U.S. Treasury Notes, 4.000%, 6/30/2028	42,277,665
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,604,865
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,210,918
7,645,000	U.S. Treasury Notes, 4.125%, 7/31/2028	7,564,071
5,655,000	U.S. Treasury Notes, 4.125%, 3/31/2029	5,597,346
3,850,000	U.S. Treasury Notes, 4.250%, 12/31/2025	3,813,154
12,050,000	U.S. Treasury Notes, 4.250%, 1/31/2026	11,934,207
6,070,000	U.S. Treasury Notes, 4.250%, 6/30/2029	6,044,866
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,604,039
6,735,000	U.S. Treasury Notes, 4.500%, 3/31/2026	6,699,746
8,865,000	U.S. Treasury Notes, 4.625%, 6/30/2025	8,822,060
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,498,487
5,565,000	U.S. Treasury Notes, 4.625%, 11/15/2026	5,562,391
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,470,761
18,775,000	U.S. Treasury Notes, 4.750%, 7/31/2025	18,708,261
Principal Amount	Description	Value (†)
	Treasuries — continued
$42,820,000	U.S. Treasury Notes, 4.875%, 5/31/2026	$42,906,978
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,570,388
3,710,000	U.S. Treasury Notes, 5.000%, 8/31/2025	3,707,102
9,130,000	U.S. Treasury Notes, 5.000%, 10/31/2025	9,131,070
		380,844,951
	Total Bonds and Notes (Identified Cost $725,260,959)	707,393,913

Short-Term Investments — 7.4%
2,136,005	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $2,136,628 on 7/01/2024 collateralized by $1,744,000 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $2,178,870 including accrued interest(e)	2,136,005
19,090,000	Federal Home Loan Bank Discount Notes, 5.200%–5.245%, 7/01/2024(f)(g)	19,081,656
33,590,000	Federal Home Loan Bank Discount Notes, 5.200%–5.220%, 7/10/2024(f)(g)	33,531,274
	Total Short-Term Investments (Identified Cost $54,772,241)	54,748,935
	Total Investments — 102.5% (Identified Cost $780,033,200)	762,142,848
	Other assets less liabilities — (2.5)%	(18,314,889)
	Net Assets — 100.0%	$743,827,959

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$42,416,972 or 5.7% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$ —	$61,135,422	$5,276,645	$66,412,067
All Other Bonds and Notes(a)	—	640,981,846	—	640,981,846
Total Bonds and Notes	—	702,117,268	5,276,645	707,393,913
Short-Term Investments	—	54,748,935	—	54,748,935
Total Investments	$—	$756,866,203	$5,276,645	$762,142,848

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or June 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Collateralized Mortgage Obligations	$5,429,401	$ —	$(1,988)	$101,700	$10,042	$(896,379)	$633,869	$ —	$5,276,645	$51,838
Debt securities valued at $633,869 were transferred from Level 2 to Level 3 during the period ended June 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	51.2%
Agency Commercial Mortgage-Backed Securities	25.8
Collateralized Mortgage Obligations	8.9
Non-Agency Commercial Mortgage-Backed Securities	3.5
Other Investments, less than 2% each	5.7
Short-Term Investments	7.4
Total Investments	102.5
Other assets less liabilities	(2.5)
Net Assets	100.0%